LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Troubled Debt Restructurings
Troubled debt restructurings	$ 4,074	$ 4,406
Specific reserves allocated	373	311
Troubled debt restructurings, net	3,701	4,095
Additional loan commitments outstanding	0	0
Period after which loans are returned to accrual status after a period of satisfactory payment performance	6 months
Accrual status
Troubled Debt Restructurings
Troubled debt restructurings	2,359	2,241
Non-accrual status
Troubled Debt Restructurings
Troubled debt restructurings	$ 1,715	$ 2,165
Minimum
Troubled Debt Restructurings
Modifications involving reduction of stated interest rate of loan (as a percentage)	0.50%
Modifications in periods of extension of maturity date	10 months
Maximum
Troubled Debt Restructurings
Modifications involving reduction of stated interest rate of loan (as a percentage)	5.00%
Modifications in periods of extension of maturity date	378 months